Risk Management (Details) - Schedule of residual maturity over measured that have not expired $ in Millions	Dec. 31, 2020 CLP ($)
Risk Management (Details) - Schedule of residual maturity over measured that have not expired [Line Items]
New loans subject to government guarantee	$ 2,076,119
Payment holiday – current	734,986
= 6 months [Member]
Risk Management (Details) - Schedule of residual maturity over measured that have not expired [Line Items]
New loans subject to government guarantee
Payment holiday – current	722,746
= 12 months [Member]
Risk Management (Details) - Schedule of residual maturity over measured that have not expired [Line Items]
New loans subject to government guarantee
Payment holiday – current	7,861
= 12 months [Member]
Risk Management (Details) - Schedule of residual maturity over measured that have not expired [Line Items]
New loans subject to government guarantee	214,400
Payment holiday – current	4,379
> 2 year = 5 year [Member]
Risk Management (Details) - Schedule of residual maturity over measured that have not expired [Line Items]
New loans subject to government guarantee	1,861,719
Payment holiday – current